Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Statement [Abstract]
Revenues	$ 5,590	[1]	$ 5,507	[1]	$ 5,103	[1]
Cost of revenues, exclusive of depreciation and amortization shown separately below	2,273		2,234		2,125
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	1,756		1,867		1,632
Depreciation and amortization	513		524		554
Restructuring charges	84		84		61
Operating income	964		798		731
Interest income	4		6		5
Interest expense	(390)		(456)		(660)
Loss on derivative instruments			(1)		(27)
Foreign currency exchange transaction (losses)/gains, net	(16)		(9)		135
Other expense, net	(118)		(209)		(81)
Income from continuing operations before income taxes and equity in net income of affiliates	444		129		103
(Provision)/benefit for income taxes	(146)		(21)		46
Equity in net income of affiliates	5		3		5
Income from continuing operations	303		111		154
Income/(loss) from discontinued operations, net of tax	(7)		1		(22)
Net income	296		112		132
Net (loss)/income attributable to noncontrolling interests	(1)		3		3
Net income attributable to The Nielsen Company B.V.	$ 297		$ 109		$ 129

[1]	Revenues are attributed to geographic areas based on the location of customers.